Note 8 - Loan Payable	33 Months Ended
Sep. 30, 2012
Payable Loans
NOTE 8 – LOAN PAYABLE

As at September 30, 2012, a loan payable of $139,642 bears interest at 6% per annum, is unsecured and is payable in monthly installments of principal and interest in the amount of Canadian $7,232.50. Future scheduled repayments of principal are as follows:

NOTE 11 – LOANS PAYABLE

As at December 31, 2010, a loan payable of $25,000 bore interest at 12% per annum, accrued and payable quarterly, was unsecured and was payable on December 31, 2011. The holder has the option to convert the loan into common stock of the Company at the rate of $0.15 per share. This loan was converted into common stock of the Company during the year ended December 31, 2011 at the revised rate of $0.05 per share. As a result of the change, an extinguishment loss of $37,404 has been recorded.

As at December 31, 2010, a loan payable of $17,000 bore interest at 12% per annum, was unsecured and was payable on demand. This loan was converted into common stock of the Company during the year ended December 31, 2011 at the rate of $0.05 per share.

Within one year	$139,642
$139,642